Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill.
Goodwill

11          Goodwill

Movements on goodwill during the year were as follows:

	Buzzinate	OptAim	Total
Balance as of January 1, 2017, December 31, 2017 and 2018	2,958	45,538	48,496

Goodwill is not deductible for tax purposes. The Group performs the annual impairment test on December 31 of each year using a two-step process as explained in Note 2(p). In the first step of the goodwill impairment test, the Group estimated the fair value of its reporting unit using the market approach. Under the market approach, the Company utilized the market capitalization of its publicly-traded shares to determine the fair value of the Group, as a single reporting unit. According to the assessment of the first step, the fair value of the reporting unit exceeded its carrying amount and goodwill was not considered impaired. Accordingly, the second step was not required. Based on the impairment tests performed, no impairment of goodwill was recorded for all years presented.